Interests in Joint Ventures (Details) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of joint ventures [line items]
Current assets		$ 14,925,367	$ 24,562,513
Non-current assets		129,577,541	91,204,133
Current liabilities		16,422,520	5,796,640
Non-current liabilities		52,506,715	51,924,131
Revenues		11,672,337	14,536,138	$ 15,570,955
Comprehensive income / (loss) for the year		18,405,017	(25,922,964)	20,348,486
Cash from operating activities		4,889,552	5,587,988	7,025,545
Cash from investing activities		(2,879,459)	(4,957,878)	(9,726,750)
Cash from financing activities		(3,561,349)	(2,631,309)	$ 4,959,238
Quality Invest S.A. [Member]
Disclosure of joint ventures [line items]
Current assets		4,466	25,410
Non-current assets		5,524,895	4,922,191
Current liabilities		86,899	118,785
Non-current liabilities		1,302,250	1,152,626
Net assets		$ 4,140,212	$ 3,676,190
% of ownership interest held by non-controlling interests		50.00%	50.00%	50.00%
Book value of non-controlling interest		$ 2,101,179	$ 1,869,169	$ 1,643,584
% of ownership interest held by controlling interests		31,074	21,742
Book amount		2,101,179	1,869,169
Revenues		18,024	35,542
Comprehensive income / (loss) for the year		369,586	(1,167,230)
Cash from operating activities		(89,220)	(124,343)
Cash from investing activities			(133)
Cash from financing activities		89,220	124,472
Net increase (decrease) in cash and cash equivalents			(5)
TGLT S.A. [Member]
Disclosure of joint ventures [line items]
Current assets		4,597,800	6,384,260
Non-current assets		10,552,115	9,771,505
Current liabilities		3,915,799	10,293,965
Non-current liabilities		5,230,429	7,916,148
Net assets		$ 6,003,687	$ (2,054,348)
% of ownership interest held by non-controlling interests	[1],[2]	30.20%
Book value of associates interest		$ 3,944,342
Book amount		2,059,346
Revenues		1,959,904	5,329,418
Comprehensive income / (loss) for the year		(383,096)	220,160
Cash from operating activities		518,325	159,704
Cash from investing activities		(405,704)	(999,180)
Cash from financing activities		(585,402)	(637,271)
Net increase (decrease) in cash and cash equivalents		$ (472,781)	$ (1,476,747)

[1]	Includes ARS (21,703) of other comprehensive loss.
[2]	See Note 4 in these Financial Statements.